Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%		21.00%
Loss before income taxes	$ 2,164,454	$ 6,402,277	$ 31,321,791
Expected income tax recovery	(454,535)	(1,344,478)	(6,577,576)
Change in estimates in respect of prior periods		837,195
Change in tax rate	181,332	274,477
Change in fair value of derivative liability		(2,583,095)
State and local taxes, net of federal benefit	17,632	(960,296)	(1,576,384)
Share issuance costs	198,903
Accretion	24,862		81,746
Stock based compensation	296,448		219,952
Loss on loan extinguishment			223,798
Other	2,006	5,033	980
Change in valuation allowance	(266,647)	3,771,164	7,627,485
Total